Expense Example - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example:
1 year	$ 687
3 years	925
5 years	1,182
10 years	1,914
Fidelity Advisor International Value Fund - Class C
Expense Example:
1 year	295
3 years	603
5 years	1,037
10 years	2,048
Fidelity Advisor International Value Fund - Class M
Expense Example:
1 year	489
3 years	784
5 years	1,099
10 years	1,992
Fidelity Advisor International Value Fund - Class I
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	1,120
Fidelity Advisor International Value Fund - Class Z
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966